NOTE 4 - DUE TO RELATED PARTY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Proceeds of Note Payable, other	$ 190,500	$ 0	$ 20,000
HEP Investments, LLC
Due to Related Parties, Current			432,429
Proceeds of Note Payable, other			$ 110,500